UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form 13F-HR

                               Form 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:       September 30, 2009
                                               ---------------------------------


Check here if Amendment [     ]; Amendment Number:
                                                   -------------
     This Amendment (Check only one.):  [   ]   is a restatement.
                                        [   ]   adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:             Perceptive Advisors LLC
Address:          499 Park Ave, 25th Floor
                  New York, NY 10022

Form 13F File Number: 28-10438

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Joseph Edelman
Title:   Managing Member
Phone:   (646) 205-5342

Signature, Place, and Date of Signing:
/s/ Joseph Edelman                 New York, NY              November 16, 2009
------------------                 ------------              -----------------
   [Signature]                     [City, State]                   [Date]

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE




Report Summary:

Number of Other Included Managers:                    0
                                                --------------

Form 13F Information Table Entry Total:              109
                                                 -------------

Form 13F Information Table Value Total:         $ 388,921
                                                (thousands)




List of Other Included Managers:

{None}

                                                            Market   Shares
                                                            Value    or PRN    SH/  Put/ Investment Other        Voting Authority
Name of Issuer                Title of Class   CUSIP        (*1000)  Amount    PRN  Call Discretion Managers  Sole    Shared   None
WARNER CHILCOTT PLC IRELAND    SHS A             G94368100    1,459    67,500   SH          SOLE            67,500
SYNERON MEDICAL LTD            ORD SHS           M87245102      913    80,000   SH          SOLE            80,000
AMAG PHARMACEUTICALS INC       COM               00163U106    4,368   100,000        P      SOLE           100,000
AMAG PHARMACEUTICALS INC       COM               00163U106   19,656   450,000        C      SOLE           450,000
ATS MED INC                    NOTE 6.000%10/1   002083AB9    1,225 1,250,000   PRN         SOLE         1,250,000
AVI BIOPHARMA INC              COM               002346104    3,803 2,211,019   SH          SOLE         2,211,019
AFFYMAX INC                    COM               00826A109    1,709    71,522   SH          SOLE            71,522
AKORN INC                      COM               009728106      137   100,000   SH          SOLE           100,000
ALEXION PHARMACEUTICALS INC    COM               015351109    2,227    50,000        P      SOLE            50,000
ALEXION PHARMACEUTICALS INC    COM               015351109   15,789   354,490   SH          SOLE           354,490
ALKERMES INC                   COM               01642T108      919   100,000        P      SOLE           100,000
ALLIANCE HEALTHCARE SRVCS IN   COM NEW           018606202      425    75,000   SH          SOLE            75,000
ALLOS THERAPEUTICS INC         COM               019777101      725   100,000        P      SOLE           100,000
AMGEN INC                      COM               031162100   12,046   200,000        C      SOLE           200,000
AMGEN INC                      COM               031162100    4,217    70,000   SH          SOLE            70,000
AMYLIN PHARMACEUTICALS INC     COM               032346108    2,738   200,000        C      SOLE           200,000
ARENA PHARMACEUTICALS INC      COM               040047102      671   150,000        C      SOLE           150,000
ARIAD PHARMACEUTICALS INC      COM               04033A100      958   433,700   SH          SOLE           433,700
AUXILIUM PHARMACEUTICALS INC   COM               05334D107    1,026    30,000   SH          SOLE            30,000
BIOCRYST PHARMACEUTICALS       COM               09058V103      412    50,000   SH          SOLE            50,000
BIOCRYST PHARMACEUTICALS       COM               09058V103      824   100,000        P      SOLE           100,000
CADENCE PHARMACEUTICALS INC    COM               12738T100    4,977   450,000        C      SOLE           450,000
CELL GENESYS INC               COM               150921104        0        72   SH          SOLE                72
CELL THERAPEUTICS INC          COM NO PAR        150934503      554   450,000   SH          SOLE           450,000
CELGENE CORP                   COM               151020104    5,590   100,000        C      SOLE           100,000
CELGENE CORP                   COM               151020104    7,826   140,000   SH          SOLE           140,000
CELSION CORPORATION            COM NEW           15117N305    1,006   286,595   SH          SOLE           286,595
CEPHALON INC                   COM               156708109   11,648   200,000        C      SOLE           200,000
CHINDEX INTERNATIONAL INC      COM               169467107      126    10,000   SH          SOLE            10,000
CLINICAL DATA INC NEW          COM               18725U109    2,354   141,200   SH          SOLE           141,200
COMBIMATRIX CORPORATION        *W EXP 99/99/999  20009T113        0    50,000   SH          SOLE            50,000
CONCEPTUS INC                  COM               206016107    8,436   455,000   SH          SOLE           455,000
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674507    6,536   800,000        P      SOLE           800,000
CYPRESS BIOSCIENCES INC        COM PAR $.02      232674507    2,451   300,000        C      SOLE           300,000
DENDREON CORP                  COM               24823Q107    7,430   265,455   SH          SOLE           265,455
EMDEON INC                     CL A              29084T104    1,215    75,000   SH          SOLE            75,000
ENDO PHARMACEUTICALS HLDGS I   COM               29264F205    4,073   180,000   SH          SOLE           180,000
EXELIXIS INC                   COM               30161Q104       16     2,518   SH          SOLE             2,518
FACET BIOTECH CORP             SHS               30303Q103    1,729   100,000   SH          SOLE           100,000
FOREST LABS INC                COM               345838106      530    18,000   SH          SOLE            18,000
GENVEC INC                     COM               37246C109      732   950,000   SH          SOLE           950,000
GENZYME CORP                   COM               372917104    5,673   100,000        P      SOLE           100,000
GENZYME CORP                   COM               372917104    1,902    33,519   SH          SOLE            33,519
GILEAD SCIENCES INC            COM               375558103    9,379   201,709   SH          SOLE           201,709
GTX INC DEL                    COM               40052B108    8,320   650,000        P      SOLE           650,000
GTX INC DEL                    COM               40052B108    2,560   200,000        C      SOLE           200,000
GTX INC DEL                    COM               40052B108      384    30,000   SH          SOLE            30,000
HANSEN MEDICAL INC             COM               411307101      700   200,000        P      SOLE           200,000
HEALTH FITNESS CORP            COM NEW           42217V201      280    50,000   SH          SOLE            50,000
HOLOGIC INC                    COM               436440101      245    15,000   SH          SOLE            15,000
HUMAN GENOME SCIENCES INC      COM               444903108    1,882   100,000        P      SOLE           100,000
HUMAN GENOME SCIENCES INC      COM               444903108      565    30,000   SH          SOLE            30,000
IMPAX LABORATORIES INC         COM               45256B101    4,166   476,681   SH          SOLE           476,681
IMMUNOMEDICS INC               COM               452907108    1,877   340,000   SH          SOLE           340,000
INHIBITEX INC                  COM               45719T103      899   898,527   SH          SOLE           898,527
INSPIRE PHARMACEUTICALS INC    COM               457733103      365    70,000   SH          SOLE            70,000
INTERMUNE INC                  COM               45884X103    5,768   362,096   SH          SOLE           362,096
INTUITIVE SURGICAL INC         COM NEW           46120E602    2,623    10,000   SH          SOLE            10,000
INVERNESS MED INNOVATIONS IN   COM               46126P106      383     9,900   SH          SOLE             9,900
LIFE TECHNOLOGIES CORP         COM               53217V109      466    10,000   SH          SOLE            10,000
MANNKIND CORP                  COM               56400P201      985   100,000        C      SOLE           100,000
MAXYGEN INC                    COM               577776107       94    14,000   SH          SOLE            14,000
MEDICIS PHARMACEUTICAL CORP    CL A NEW          584690309    1,708    80,000   SH          SOLE            80,000
MEDIVATION INC                 COM               58501N101   12,393   456,623   SH          SOLE           456,623
MYLAN INC                      COM               628530107    2,402   150,000   SH          SOLE           150,000
MYRIAD GENETICS INC            COM               62855J104    4,660   170,000   SH          SOLE           170,000
MYRIAD PHARMACEUTICALS INC     COM               62856H107      293    50,000   SH          SOLE            50,000
NOVAVAX INC                    COM               670002104      396   100,000        P      SOLE           100,000
OSI PHARMACEUTICALS INC        COM               671040103    7,060   200,000        C      SOLE           200,000
OSI PHARMACEUTICALS INC        COM               671040103      706    20,000   SH          SOLE            20,000
ONYX PHARMACEUTICALS INC       COM               683399109    2,098    70,000        P      SOLE            70,000
OPTIMER PHARMACEUTICALS INC    COM               68401H104      314    23,201   SH          SOLE            23,201
OREXIGEN THERAPEUTICS INC      COM               686164104      493    50,000         P     SOLE            50,000
OSIRIS THERAPEUTICS INC        COM               68827R108    1,669   250,600         P     SOLE           250,600
PENWEST PHARMACEUTICALS CO     COM               709754105    9,669 4,626,446   SH          SOLE         4,626,446
PHARMACYCLICS INC              COM               716933106    4,655 2,375,040   SH          SOLE         2,375,040
PHARMASSET INC                 COM               71715N106      381    18,000   SH          SOLE            18,000
PONIARD PHARMACEUTICALS INC    COM NEW           732449301   23,011 3,076,300        P      SOLE         3,076,300
PONIARD PHARMACEUTICALS INC    COM NEW           732449301    3,366   450,000        C      SOLE           450,000
PSIVIDA CORP                   COM               74440J101    2,222   683,750   SH          SOLE           683,750
QUALITY SYS INC                COM               747582104      308     5,000   SH          SOLE             5,000
REPROS THERAPEUTICS INC        COM               76028H100      180   200,000        P      SOLE           200,000
RIGEL PHARMACEUTICALS INC      COM NEW           766559603    4,070   496,300   SH          SOLE           496,300
SPDR TR                        UNIT SER 1        78462F103    3,168    30,000        P      SOLE            30,000
SPDR TR                        UNIT SER 1        78462F103    5,807    55,000   SH          SOLE            55,000
SALIX PHARMACEUTICALS INC      COM               795435106      532    25,000        C      SOLE            25,000
SALIX PHARMACEUTICALS INC      COM               795435106    1,276    60,000   SH          SOLE            60,000
SANGAMO BIOSCIENCES INC        COM               800677106      546    66,500        C      SOLE            66,500
SANGAMO BIOSCIENCES INC        COM               800677106      129    15,700   SH          SOLE            15,700
SEPRACOR INC                   COM               817315104    2,061    90,000   SH          SOLE            90,000
SEQUENOM INC                   COM NEW           817337405      646   200,000        C      SOLE           200,000
SEQUENOM INC                   COM NEW           817337405       81    25,000   SH          SOLE            25,000
SHIRE PLC                      SPONSORED ADR     82481R106    2,092    40,000   SH          SOLE            40,000
SHIRE PLC                      SPONSORED ADR     82481R106    5,229   100,000        P      SOLE           100,000
SIGA TECHNOLOGIES INC          COM               826917106      503    63,800        P      SOLE            63,800
SIGA TECHNOLOGIES INC          COM               826917106    3,369   426,972   SH          SOLE           426,972
SPECTRUM PHARMACEUTICALS INC   COM               84763A108      673   100,000   SH          SOLE           100,000
TARGACEPT INC                  COM               87611R306    7,430   347,700   SH          SOLE           347,700
TEVA PHARMACEUTICAL INDS LTD   ADR               881624209    1,832    36,232   SH          SOLE            36,232
3SBIO INC                      SPONSORED ADR     88575Y105    8,006   727,834   SH          SOLE           727,834
THRESHOLD PHARMACEUTICAL INC   COM NEW           885807206       91    50,000   SH          SOLE            50,000
UNITED THERAPEUTICS CORP DEL   COM               91307C102    9,798   200,000        P      SOLE           200,000
UNITED THERAPEUTICS CORP DEL   COM               91307C102    3,421    69,824   SH          SOLE            69,824
VANDA PHARMACEUTICALS INC      COM               921659108    1,164   100,000   SH          SOLE           100,000
VICAL INC                      COM               925602104    4,021   943,800   SH          SOLE           943,800
VIVUS INC                      COM               928551100    1,042   100,000        P      SOLE           100,000
VIVUS INC                      COM               928551100   13,255 1,272,000   SH          SOLE         1,272,000
WYETH                          COM               983024100   37,650   775,000   SH          SOLE           775,000
XENOPORT INC                   COM               98411C100       53     2,500   SH          SOLE             2,500

                                                                                                           388,921